Other Expense, Net - Schedule of Other Expense, Net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 22, 2024	Dec. 22, 2023	Dec. 22, 2022
Schedule of Other Expense, Net [Abstract]
Equity offering cost	$ 10,976,693		$ 10,976,693
Foreign currency exchange loss	5,740,232	1,590,689	5,843,939	2,037,358	$ 1,972,531	$ (2,295,582)	$ 5,509,581
Indemnification obligation adjustment		25,314		(531,949)
Interest expense	1,516,978	10,046	1,875,552	10,046	(122,778)
Other income	(353,737)	(209,061)	(205,636)	(71,975)
Provision for unexpected credit losses	(220,370)		258,665
Total	$ 17,659,796	$ 1,416,988	$ 18,749,213	$ 1,443,480	$ 2,302,693	$ (2,801,285)	$ (2,869,397)